Investment in Associate (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Income (loss) from operations	$ (12,440)	$ (5,978)	$ (2,764)
Net (loss) income	(17,189)	(7,249)	$ (3,594)
Stimunity S.A. [Member]
Statements [Line Items]
Revenue	100	200
Income (loss) from operations	(1,500)	(300)
Net (loss) income	$ (1,100)